Note 10 - Other Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of other operating expenses components [text block]
	2024	2023

Intermediated Money Transaction Tax*	528	666
Community and social responsibility cost	736	582
Impairment of property, plant and equipment (note 13)	–	851
	1,264	2,099